PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Retainer for workover rigs	$ 240,000	$ 240,000
Prepaid insurance	418,949	575,498	$ 45,298
Prepaid expense	3,444	3,444	44,975
Prepaid taxes	133,198	133,198
Deferred closing costs			8,417
Security deposit	5,050	5,050	5,050
Other	9,986	9,986	9,986
Total prepaid expenses and other current assets- current	937,501	967,176	$ 113,726
Retainer for workover rigs	300,000	360,000
Total prepaid expenses-noncurrent	$ 300,000	$ 360,000